OTHER EQUITY INSTRUMENTS (Details) $ in Thousands			12 Months Ended
	Sep. 20, 2022 CNY (¥)	Aug. 17, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER EQUITY INSTRUMENTS
Beginning balance			¥ 2,498,429,000
Issue			2,000,000,000
Redemption			2,498,429,000
Ending balance			2,000,000,000	$ 289,973
Proceeds from issuance of senior perpetual securities			2,000,000,000	$ 289,973	¥ 1,000,000,000
Proceeds from Medium-term Notes			2,000,000,000
2019 Second Medium-term Notes
OTHER EQUITY INSTRUMENTS
Beginning balance			1,498,429,000
Redemption			1,498,429,000
2020 Second Medium-term Notes
OTHER EQUITY INSTRUMENTS
Beginning balance			1,000,000,000
Redemption			1,000,000,000
2022 Third Medium-term Notes
OTHER EQUITY INSTRUMENTS
Issue		¥ 1,000,000,000	1,000,000,000
Ending balance			1,000,000,000
Notional amount		¥ 1,000,000,000
Interest rate (as a percent)		2.87%
Proceeds from Medium-term Notes		¥ 1,000,000,000	1,000,000,000
Initial spread (as a percent)		0.57%
Amount of unpaid or deferred coupon distribution payments			0
2022 Third Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)		3.00%
Margin rate term (in years)		3 years
2022 Fourth Medium-term Notes
OTHER EQUITY INSTRUMENTS
Issue			1,000,000,000
Ending balance			1,000,000,000
Notional amount	¥ 1,000,000,000
Interest rate (as a percent)	2.68%
Proceeds from issuance of senior perpetual securities	¥ 1,000,000,000
Proceeds from Medium-term Notes			1,000,000,000
Initial spread (as a percent)	0.59%
Amount of unpaid or deferred coupon distribution payments			¥ 0
2022 Fourth Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)	3.00%
Margin rate term (in years)	2 years